Financial Instruments - Summary of Urealized Risk Management Positions (Detail) - CAD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Net	$ (791)	$ (986)	$ 166	$ (291)
Level 2 of Fair Value Hierarchy [Member]
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Asset	46	65
Risk Management Liability	837	1,051
Risk Management Net	(791)	(986)
Level 2 of Fair Value Hierarchy [Member] | Commodity Price Risk [Member] | Crude oil contracts [Member]
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Asset	30	63
Risk Management Liability	837	1,031
Risk Management Net	(807)	(968)
Level 2 of Fair Value Hierarchy [Member] | Interest rate swap contract [Member]
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk Management Asset	16	2
Risk Management Liability		20
Risk Management Net	$ 16	$ (18)